11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
May 5, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses relating to the Class A, Class C, Class R, Class R5, Class R6, Class S, Class Y and Investor Class shares, as applicable, of:
Invesco Active Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Income Allocation Fund, Invesco International Diversified Fund, Invesco Main Street Mid Cap Fund®, Invesco Main Street Small Cap Fund®,  Invesco Quality Income Fund, Invesco Select Risk: Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: High Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund, Invesco Select Risk: Moderately Conservative Investor Fund and Invesco Small Cap Growth Fund and the Statement of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6 and Class Y shares for Invesco Peak RetirementTM   Destination Fund, Invesco Peak RetirementTM 2010 Fund, Invesco Peak RetirementTM 2015 Fund, Invesco Peak RetirementTM 2020 Fund, Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund, Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045, Invesco Peak RetirementTM 2050 Fund, Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund and Invesco Peak RetirementTM 2065 Fund,
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 163 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel